Federated Hermes Prime Cash Obligations Fund Average Annual Total Returns - Class R Shares [Member] - R	12 Months Ended	60 Months Ended	115 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent	4.32%	1.93%	1.26%
Performance Inception Date			Jun. 02, 2015